Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$1,069
Intangible assets, net	4,553
Goodwill	5,718
Total assets acquired net of acquired cash	$11,340

EnableIT, LLC [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net liabilities, excluding $42 of cash acquired	$(34)
Customer relationships, net of deferred tax liability	1,833
Goodwill	4,101
Total assets acquired	$5,900

Menarva Ltd [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net liabilities, excluding $90 of cash acquired	$(70)
Customer relationships, net of deferred tax liability	2,098
Goodwill	3,477
Total assets acquired	$5,505

Y.G. Soft IT Ltd [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net liabilities, excluding $402 cash acquired	$(402)
Customer relationships, net of deferred tax liability	886
Redeemable non-controlling interests	(719)
Goodwill	967
Total assets acquired	$732

Aptonet Inc [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$529
Intangible assets, net	1,556
Goodwill	1,785
Total assets acquired net of acquired cash	$3,870

Stockell information systems, Inc [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding $0 of cash acquired	$1,051
Intangible assets, net	2,616
Goodwill	4,047
Total assets acquired net of $0 acquired cash	$7,714

Net Effects Inc [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$91
Intangible assets	8,716
Goodwill	3,526
Total assets acquired net of acquired cash	$12,333

Pow Wow Inc [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net liabilities, excluding cash acquired	$(1,557)
Intangible assets	2,855
Goodwill	7,145
Total assets acquired net of acquired cash	$8,443

On Target Group Inc [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net liabilities, excluding cash acquired	$(832)
Intangible assets	4,908
Goodwill	8,380
Total assets acquired net of acquired cash	$12,456